UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2015

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.5%
Benesse Holdings Inc.	600	$15,051

Household Durables - 1.2%
Berkeley Group Holdings PLC	600	31,544

Media - 3.7%
RTL Group SA	154	13,970
SES, FDR	683	22,946
Shaw Communications Inc., Class B Shares	800	17,422
Sky PLC	1,261	20,547
Thomson Reuters Corp.	600	22,847

Total Media		97,732

Specialty Retail - 1.9%
Nitori Holdings Co., Ltd.	300	24,464
USS Co., Ltd.	1,400	25,281

Total Specialty Retail		49,745

Textiles, Apparel & Luxury Goods - 1.8%
Li & Fung Ltd.	30,000	23,802
Yue Yuen Industrial Holdings Ltd.	7,506	25,031

Total Textiles, Apparel & Luxury Goods		48,833

TOTAL CONSUMER DISCRETIONARY		242,905

CONSUMER STAPLES - 17.2%
Beverages - 0.7%
Coca-Cola Amatil Ltd.	2,650	18,708

Food & Staples Retailing - 8.1%
Aeon Co., Ltd.	1,200	17,036
Colruyt SA	400	17,911
Delhaize Group	320	26,421
Empire Co., Ltd., Class A Shares	200	14,086
FamilyMart Co., Ltd.	460	21,161
J Sainsbury PLC	4,100	17,091
Koninklijke Ahold NV	1,190	22,288
Lawson Inc.	300	20,542
Metro Inc., Class A Shares	985	26,435
William Morrison Supermarkets PLC	6,561	18,639
Woolworths Ltd.	700	14,561

Total Food & Staples Retailing		216,171

Food Products - 3.2%
Nestle SA, Registered Shares	350	25,269
Suedzucker AG	1,162	19,335
Want Want China Holdings Ltd.	16,043	16,971
Yamazaki Baking Co., Ltd.	1,454	24,224

Total Food Products		85,799

Household Products - 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	8,476	18,330
Reckitt Benckiser Group PLC	287	24,748

Total Household Products		43,078

Personal Products - 1.0%
Unilever PLC	600	25,737

Tobacco - 2.6%
British American Tobacco PLC	417	22,376
Imperial Tobacco Group PLC	532	25,637
Japan Tobacco Inc.	600	21,378

Total Tobacco		69,391

TOTAL CONSUMER STAPLES		458,884

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
China Petroleum & Chemical Corp., Class H Shares	22,000	$18,959
Keyera Corp.	556	18,563
Pembina Pipeline Corp.	500	16,161
Royal Dutch Shell PLC, Class B Shares	700	19,874
Total SA	310	15,058

TOTAL ENERGY		88,615

FINANCIALS - 21.0%
Banks - 9.1%
Bank of China Ltd., Class H Shares	39,000	25,408
Bendigo and Adelaide Bank Ltd.	1,757	16,620
BOC Hong Kong Holdings Ltd.	6,000	25,079
China Construction Bank Corp., Class H Shares	23,109	21,137
China Minsheng Banking Corp. Ltd., Class H Shares	16,577	21,727
Commonwealth Bank of Australia	255	16,749
Gunma Bank Ltd.	3,000	22,160
HSBC Holdings PLC	1,800	16,124
National Bank of Canada	584	21,938
Oversea-Chinese Banking Corp., Ltd.	2,300	17,384
Swedbank AB, Class A Shares	781	18,211
Toronto-Dominion Bank	480	20,384

Total Banks		242,921

Diversified Financial Services - 0.6%
First Pacific Co., Ltd.	17,829	15,020

Insurance - 8.3%
Admiral Group PLC	900	19,614
Ageas	600	23,114
Amlin PLC	3,154	23,609
Hannover Rueck SE	235	22,738
Hiscox Ltd.	1,621	21,369
Lancashire Holdings Ltd.	1,600	15,499
Swiss Re AG	250	22,127
Talanx AG	850	26,098
Tryg A/S	1,350	28,142
Zurich Insurance Group AG	60	18,264	*

Total Insurance		220,574

Real Estate Investment Trusts (REITs) - 0.9%
Link REIT	4,192	24,579

Real Estate Management & Development - 2.1%
Daito Trust Construction Co., Ltd.	200	20,722
PSP Swiss Property AG, Registered Shares	156	13,348	*
Swiss Prime Site AG, Registered Shares	270	20,489	*

Total Real Estate Management & Development		54,559

TOTAL FINANCIALS		557,653

HEALTH CARE - 10.2%
Health Care Providers & Services - 0.8%
Miraca Holdings Inc.	400	20,002

Pharmaceuticals - 9.4%
AstraZeneca PLC	286	18,060
Chugai Pharmaceutical Co., Ltd.	700	24,165
Eisai Co., Ltd.	300	20,140
GlaxoSmithKline PLC	937	19,471
Mitsubishi Tanabe Pharma Corp.	1,200	17,992

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Novartis AG, Registered Shares	245	$24,148
Otsuka Holdings KK	760	24,240
Roche Holding AG	78	21,858
Sanofi	154	15,150
Shionogi & Co., Ltd.	600	23,263
Teva Pharmaceutical Industries Ltd., ADR	418	24,704
Tsumura & Co.	800	17,218

Total Pharmaceuticals		250,409

TOTAL HEALTH CARE		270,411

INDUSTRIALS - 5.0%
Industrial Conglomerates - 1.3%
Jardine Matheson Holdings Ltd.	300	17,025
Siemens AG, Registered Shares	180	18,131

Total Industrial Conglomerates		35,156

Road & Rail - 1.9%
ComfortDelGro Corp., Ltd.	11,000	25,563
West Japan Railway Co.	400	25,608

Total Road & Rail		51,171

Transportation Infrastructure - 1.8%
Beijing Capital International Airport Co., Ltd.	26,000	29,986
Hutchison Port Holdings Trust	26,000	16,380

Total Transportation Infrastructure		46,366

TOTAL INDUSTRIALS		132,693

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.7%
VTech Holdings Ltd.	1,500	19,835

Electronic Equipment, Instruments & Components - 0.6%
Nippon Electric Glass Co., Ltd.	3,000	15,198

Technology Hardware, Storage & Peripherals - 0.5%
Neopost SA	310	13,338

TOTAL INFORMATION TECHNOLOGY		48,371

MATERIALS - 0.9%
Chemicals - 0.9%
Givaudan SA, Registered Shares	14	24,228	*

TELECOMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 11.1%
BCE Inc.	406	17,248
Bezeq Israeli Telecommunication Corp., Ltd.	18,589	31,672
Elisa OYJ	800	25,356
HKT Trust and HKT Ltd.	20,000	23,479
Nippon Telegraph & Telephone Corp.	800	28,981
Orange	1,500	23,094
PCCW Ltd.	40,991	24,431
Proximus	700	24,715
Singapore Telecommunications Ltd.	8,600	26,882
Swisscom AG, Registered Shares	41	22,979
TDC A/S	3,136	22,995
Telefonica Deutschland Holding AG	4,250	24,496

Total Diversified Telecommunication Services		296,328

Wireless Telecommunication Services - 5.4%
China Mobile Ltd.	1,449	18,581
KDDI Corp.	1,100	26,550
NTT DoCoMo Inc.	1,200	22,983
Rogers Communications Inc., Class B Shares	737	26,140
StarHub Ltd.	5,400	15,837
Vodacom Group Ltd.	1,600	18,241
Vodafone Group PLC	4,024	14,533

Total Wireless Telecommunication Services		142,865

TOTAL TELECOMMUNICATION SERVICES		439,193

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
UTILITIES - 12.6%
Electric Utilities - 5.8%
Cheung Kong Infrastructure Holdings Ltd.		2,557	$19,842
Chugoku Electric Power Co. Inc.		1,200	17,512
CLP Holdings Ltd.		2,933	24,897
Hokuriku Electric Power Co.		1,200	17,884
Power Assets Holdings Ltd.		2,343	21,340
Scottish & Southern Energy PLC		1,055	25,462
Spark Infrastructure Group		9,556	14,414
Terna SpA		3,204	14,159

Total Electric Utilities			155,510

Gas Utilities - 1.7%
Osaka Gas Co., Ltd.		5,000	19,745
Tokyo Gas Co., Ltd.		4,933	26,200

Total Gas Utilities			45,945

Independent Power and Renewable Electricity Producers - 1.9%
Huaneng Power International Inc., Class H Shares		18,000	25,033
Tractebel Energia SA		1,000	10,997
TransAlta Corp.		1,732	13,423

Total Independent Power and Renewable Electricity Producers			49,453

Multi-Utilities - 2.3%
Centrica PLC		4,786	19,838
Engie		880	16,325
National Grid PLC		1,912	24,550

Total Multi-Utilities			60,713

Water Utilities - 0.9%
Severn Trent PLC		700	22,888

TOTAL UTILITIES			334,509

TOTAL COMMON STOCKS (Cost - $2,266,186)			2,597,462

PREFERRED STOCKS - 0.7%
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		700	9,808

UTILITIES - 0.3%
Electric Utilities - 0.3%
Companhia Energetica de Minas Gerais		2,270	8,659

TOTAL PREFERRED STOCKS (Cost - $36,660)			18,467

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,302,846)			2,615,929

	RATE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $27,506)	0.103%	27,506	27,506

TOTAL INVESTMENTS - 99.3% (Cost - $2,330,352#)			2,643,435
Other Assets in Excess of Liabilities - 0.7%			17,696

TOTAL NET ASSETS - 100.0%			$2,661,131

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch International Dividend Fund (formerly QS Batterymarch Managed Volatility International Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,597,462	—	—	$2,597,462
Preferred Stocks	18,467	—	—	18,467

Total long-term investments	$2,615,929	—	—	$2,615,929

Short-term investments†	27,506	—	—	27,506

Total investments	$2,643,435	—	—	$2,643,435

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$456,551
Gross unrealized depreciation	(143,468)

Net unrealized appreciation	$313,083

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015